ACCOUNTS RECEIVABLE, NET (Tables)	12 Months Ended
Mar. 31, 2024
Defined Benefit Plan Disclosure [Line Items]
SCHEDULE OF ACCOUNTS RECEIVABLE, NET - RELATED PARTIES

Accounts receivable, net, consists of the following:

	As of March 31,
	2023	2024
	USD	USD

Accounts receivable	4,185,047	5,079,381
Less: allowance for credit loss	(286,152)	(168,179)
Accounts receivable, net	3,898,895	4,911,202

SCHEDULE OF MOVEMENTS IN THE CREDIT LOSS PROVISION FOR DOUBTFUL ACCOUNTS

The movements in the credit loss provision for doubtful accounts for the years ended March 31, 2023 and 2024 were as follows:

	As of March 31,
	2023	2024
	USD	USD

Balance at beginning of the year	108,819	286,152
Additions/ (reversal)	177,452	(11,563)
Less: write-off	(119)	(106,410)
Balance at end of the year	286,152	168,179

Related Party [Member]
Defined Benefit Plan Disclosure [Line Items]
SCHEDULE OF ACCOUNTS RECEIVABLE, NET - RELATED PARTIES

Accounts receivable, net – related parties, consists of the following:

	As of March 31,
	2023	2024
	USD	USD

Accounts receivable – related parties	1,949,839	416,249
Less: allowance for credit loss	(46,167)	(23,563)
Accounts receivable, net – related parties	1,903,672	392,686

SCHEDULE OF MOVEMENTS IN THE CREDIT LOSS PROVISION FOR DOUBTFUL ACCOUNTS

The movements in the credit loss provision for doubtful accounts for the years ended March 31, 2023 and 2024 were as follows:

	As of March 31,
	2023	2024
	USD	USD

Balance at beginning of the year	24,126	46,167
Additions/ (reversal)	22,041	(22,604)
Balance at end of the year	46,167	23,563